Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share price	$ 0.37	$ 0.39
Dividend yield	0.00%	0.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.70%	3.82%
Expected volatility	42.00%	47.00%
Remaining term (in years)dd	6 months	1 year 6 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.01%	4.13%
Expected volatility	44.00%	49.00%
Remaining term (in years)dd	1 year 4 months 24 days	2 years 4 months 24 days